UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     $310,426 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            Common           002824100      363     6730 SH  0    Sole    0                6730        0        0
ALMOST FAMILY INC              Common           020409108      627    15850 SH  0    Sole    0               15850        0        0
ARBITRON INC                   Common           03875Q108     7327   312835 SH  0    Sole    0              276535        0    36300
AT&T INC                       Common           00206R102      655    23362 SH  0    Sole    0               23362        0        0
AUTOMATIC DATA PROCESSING      Common           053015103      233     5450 SH  0    Sole    0                5450        0        0
BANCTEC INC                    Common           059784603      702   140437 SH  0    Sole    0              140437        0        0
BANK OF AMERICA CORP           Common           060505104     6149   408300 SH  0    Sole    0              350700        0    57600
BANK OF NEW YORK MELLON CORP   Common           064058100     7787   278414 SH  0    Sole    0              248464        0    29950
BARRICK GOLD CORP              Common           067901108      259     6565 SH  0    Sole    0                6565        0        0
BP PLC-SPONS ADR               Common           055622104      520     8970 SH  0    Sole    0                8970        0        0
BRINK'S CO/THE                 Common           109696104     2213    90910 SH  0    Sole    0               90610        0      300
BROADRIDGE FINANCIAL SOLUTIO   Common           11133T103    14270   632550 SH  0    Sole    0              567400        0    65150
BURGER KING HOLDINGS INC       Common           121208201    10547   560435 SH  0    Sole    0              511160        0    49275
CABELA'S INC                   Common           126804301      379    26605 SH  0    Sole    0               26605        0        0
CATERPILLAR INC                Common           149123101      283     4960 SH  0    Sole    0                4960        0        0
CEPHALON INC                   Common           156708109    20241   324275 SH  0    Sole    0              299800        0    24475
CHARLES RIVER LABORATORIES     Common           159864107     3081    91450 SH  0    Sole    0               89925        0     1525
CHEVRON CORP                   Common           166764100      241     3126 SH  0    Sole    0                3126        0        0
CHUBB CORP                     Common           171232101      223     4525 SH  0    Sole    0                4525        0        0
CLOROX COMPANY                 Common           189054109      250     4095 SH  0    Sole    0                4095        0        0
CONOCOPHILLIPS                 Common           20825C104     1638    32070 SH  0    Sole    0               31945        0      125
CSG SYSTEMS INTL INC           Common           126349109     3782   198110 SH  0    Sole    0              194385        0     3725
ENERGY COAL RESOURCES-144A     Common           29268G209     1926   119600 SH  0    Sole    0              117400        0     2200
ENSCO INTERNATIONAL-SPON ADR   Common           29358Q109      275     6885 SH  0    Sole    0                6885        0        0
ENTERPRISE PRODUCTS PARTNERS   Common           293792107      390    12425 SH  0    Sole    0               12425        0        0
EQUIFAX INC                    Common           294429105     8009   259265 SH  0    Sole    0              256565        0     2700
EXPRESS SCRIPTS INC            Common           302182100     4110    47555 SH  0    Sole    0               45395        0     2160
FIDELITY NATIONAL INFORMATIO   Common           31620M106     6651   283727 SH  0    Sole    0              277377        0     6350
FIRST AMERICAN FINANCIAL HOLD Common           318782AAT      923    90000 SH  0    Sole    0               80000        0    10000
FOREST LABORATORIES INC        Common           345838106    13374   416495 SH  0    Sole    0              381470        0    35025
GATX CORP                      Common           361448103      719    25000 SH  0    Sole    0               25000        0        0
HAIN CELESTIAL GROUP INC       Common           405217100      881    51770 SH  0    Sole    0               51195        0      575
HCC INSURANCE HOLDINGS INC     Common           404132102      317    11350 SH  0    Sole    0               11350        0        0
HESS CORP                      Common           42809H107      998    16495 SH  0    Sole    0               16395        0      100
HEWLETT-PACKARD CO             Common           428236103      801    15550 SH  0    Sole    0               15375        0      175
HJ HEINZ CO                    Common           423074103      461    10780 SH  0    Sole    0               10780        0        0
HOLOGIC INC                    Common           436440101    11888   819865 SH  0    Sole    0              741990        0    77875
INTL BUSINESS MACHINES CORP    Common           459200101     1121     8565 SH  0    Sole    0                8525        0       40
INTREPID POTASH INC            Common           46121Y102      292     9995 SH  0    Sole    0                9995        0        0
KANSAS CITY SOUTHERN           Common           485170302      927    27860 SH  0    Sole    0               27860        0        0
KOHLS CORP                     Common           500255104      797    14770 SH  0    Sole    0               14685        0       85
MAGELLAN MIDSTREAM PARTNERS    Common           559080106      405     9355 SH  0    Sole    0                9355        0        0
MANTECH INTERNATIONAL CORP-A   Common           564563104      311     6440 SH  0    Sole    0                6440        0        0
MARATHON OIL CORP              Common           565849106      240     7690 SH  0    Sole    0                7690        0        0
MEAD JOHNSON NUTRITION CO-A    Common           582839106     1554    35570 SH  0    Sole    0               35570        0        0
MONSANTO CO                    Common           61166W101    12702   155373 SH  0    Sole    0              141248        0    14125
MYLAN INC                      Common           628530107    10527   571210 SH  0    Sole    0              512310        0    58900
MYRIAD GENETICS INC            Common           62855J104    11852   454265 SH  0    Sole    0              409515        0    44750
NASDAQ OMX GROUP/THE           Common           631103108    11437   577060 SH  0    Sole    0              519410        0    57650
NII HOLDINGS INC               Common           62913F201    12207   363520 SH  0    Sole    0              333070        0    30450
NUANCE COMMUNICATIONS INC      Common           67020Y100     9144   588780 SH  0    Sole    0              529580        0    59200
PAID INC                       Common           69561N204       15    31000 SH  0    Sole    0               31000        0        0
PEPSICO INC                    Common           713448108      296     4875 SH  0    Sole    0                4875        0        0
POTASH CORP OF SASKATCHEWAN    Common           73755L107    15144   139575 SH  0    Sole    0              129375        0    10200
PRESTIGE BRANDS HOLDINGS INC   Common           74112D101      342    43450 SH  0    Sole    0               43450        0        0
PROCTER & GAMBLE CO/THE        Common           742718109      310     5120 SH  0    Sole    0                5120        0        0
RESEARCH IN MOTION             Common           760975102      228     3370 SH  0    Sole    0                3370        0        0
SANDRIDGE ENERGY INC           Common           80007P307      385    40780 SH  0    Sole    0               40780        0        0
SOTHEBY'S                      Common           835898107     1141    50773 SH  0    Sole    0               50548        0      225
ST JOE CO/THE                  Common           790148100      311    10753 SH  0    Sole    0               10753        0        0
STATE STREET CORP              Common           857477103     9321   214070 SH  0    Sole    0              192030        0    22040
STERLING BANCSHARES INC/TX     Common           858907108      111    21725 SH  0    Sole    0               21725        0        0
SUPERIOR ENERGY SERVICES INC   Common           868157108      298    12275 SH  0    Sole    0               12275        0        0
SYSCO CORP                     Common           871829107     2014    72070 SH  0    Sole    0               71895        0      175
TASER INTERNATIONAL INC        Common           87651B104      169    38630 SH  0    Sole    0               38630        0        0
TELEPHONE AND DATA SYSTEMS     Common           879433100     9324   274885 SH  0    Sole    0              252760        0    22125
TITAN INTERNATIONAL INC        Common           88830M102       81    10000 SH  0    Sole    0               10000        0        0
TOWER GROUP INC                Common           891777104    13736   586738 SH  0    Sole    0              544710        0    42028
US CELLULAR CORP               Common           911684108      276     6500 SH  0    Sole    0                6500        0        0
VARIAN MEDICAL SYSTEMS INC     Common           92220P105    12767   272518 SH  0    Sole    0              250118        0    22400
VERISIGN INC                   Common           92343E102     2640   108900 SH  0    Sole    0              108900        0        0
VERIZON COMMUNICATIONS INC     Common           92343V104     8733   263592 SH  0    Sole    0              231317        0    32275
WAL-MART STORES INC            Common           931142103     1262    23613 SH  0    Sole    0               23478        0      135
WALT DISNEY CO/THE             Common           254687106     2281    70725 SH  0    Sole    0               70725        0        0
WASTE MANAGEMENT INC           Common           94106L109      904    26730 SH  0    Sole    0               26730        0        0
WASTE SERVICES INC             Common           941075202     1001   109900 SH  0    Sole    0              109900        0        0
WATSON PHARMACEUTICALS INC     Common           942683103     2739    69145 SH  0    Sole    0               67570        0     1575
WRIGHT MEDICAL GROUP INC       Common           98235T107    17588   928593 SH  0    Sole    0              865043        0    63550